Income Taxes - Deferred tax assets and liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Deferred tax assets:
Investment in subsidiaries	$ 127,171
Net operating losses	136
Imputed interest	1,202
Other assets	39
Total gross deferred tax assets	128,548
Valuation allowance	(128,511)
Total deferred tax assets, net of valuation allowance	37
Deferred tax liabilities:
Investment in subsidiaries	0
Total gross deferred tax liabilities	0
Net deferred tax assets	$ 37